Consolidated Statements of Changes in Stockholders' Equity (deficiency) - USD ($) $ in Thousands		Total		Voting Common Stock Outstanding [Member]	Voting Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Mar. 31, 2018		$ 32,477			$ 93,348	$ 19,042	$ (79,787)	$ (126)
Beginning Balance, Shares at Mar. 31, 2018				17,960,881
Net loss		(18,686)					(18,686)
Cumulative translation adjustment		(86)	[1]					(86)	[2]
Total comprehensive loss		(18,772)
Compensation expense resulting from stock options and stock appreciation rights granted to Management		78				78
Ending Balance at Mar. 30, 2019		$ 13,783			93,348	19,120	(98,473)	(212)
Ending Balance, Shares at Mar. 30, 2019		17,960,881		17,960,881
Net loss		$ (12,779)					(12,779)
Cumulative translation adjustment		(15)	[1]					(15)	[2]
Total comprehensive loss		(12,794)
Exercise of stock options		$ 10			20	(10)
Exercise of stock options, Shares		10,000		10,000
Compensation expense resulting from stock options and stock appreciation rights granted to Management		$ 21				21
Cumulative effect of adjustment from adoption Of a new accounting standard | Accounting Standards Update 2016-02 [Member]	[3]	2,390					2,390
Ending Balance at Mar. 28, 2020		$ 3,410			93,368	19,131	(108,862)	(227)
Ending Balance, Shares at Mar. 28, 2020		17,970,881		17,970,881
Net loss		$ (5,838)					(5,838)
Cumulative translation adjustment		130	[1]					130	[2]
Total comprehensive loss		(5,708)
Exercise of stock options		$ 876			1,748	(872)
Exercise of stock options, Shares		226,853		358,062
Ending Balance at Mar. 27, 2021		$ (1,422)			$ 95,116	$ 18,259	$ (114,700)	$ (97)
Ending Balance, Shares at Mar. 27, 2021		18,328,943		18,328,943

[1]	Item that may be reclassified to the Statement of Operations in future periods.
[2]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).
[3]	As described in Note 2 (p).